Operating Costs And Expenses - Summary of Construction Cost (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of construction cost [abstract]
Personnel and managers	R$ 70	R$ 36	R$ 58
Materials	379	550	534
Outsourced services	364	406	448
Others	84	127	153
Construction cost	R$ 897	R$ 1,119	R$ 1,193